Securities borrowed, lent and subject to repurchase agreements	12 Months Ended
Dec. 31, 2017
Securities borrowed, lent and subject to repurchase agreements
14 Securities borrowed, lent and subject to repurchase agreements
end of	2017	2016
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	70,009	81,513
Deposits paid for securities borrowed	45,337	53,326
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	115,346	134,839
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	20,606	26,106
Deposits received for securities lent	5,890	6,910
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	26,496	33,016
>>>Repurchase and >>>reverse repurchase agreements represent collateralized financing transactions used to earn net interest income, increase liquidity or facilitate trading activity. These instruments are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time.
In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In the Group’s normal course of business, a significant portion of the collateral received that may be sold or repledged has been sold or repledged as of December 31, 2017 and 2016.

Bank
Securities borrowed, lent and subject to repurchase agreements
13 Securities borrowed, lent and subject to repurchase agreements
end of	2017	2016
Securities borrowed or purchased under agreements to resell (CHF million)
Central bank funds sold and securities purchased under resale agreements	70,009	81,513
Deposits paid for securities borrowed	45,337	53,326
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	115,346	134,839
Securities lent or sold under agreements to repurchase (CHF million)
Central bank funds purchased and securities sold under repurchase agreements	20,606	26,106
Deposits received for securities lent	5,890	6,910
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	26,496	33,016
> Refer to “Note 14 – Securities borrowed, lent and subject to repurchase agreements” in VI – Consolidated financial statements – Credit Suisse Group for further information.